Shareholders' Equity (Details) - USD ($)		Oct. 29, 2025	Oct. 22, 2025	Jun. 24, 2025	May 28, 2025	Dec. 31, 2025	Mar. 07, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Balances of retained earnings (in Dollars)						$ 2,296,319		$ 1,747,875
Statutory reserve (in Dollars)						162,795		101,857
Accumulated other comprehensive (losses) income (in Dollars)						$ (110,127)		$ (119,131)
Agencia Cayman [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares				1,250,000,000
Shares par value (in Dollars per share)				$ 0.00004
Consideration amount (in Dollars)					$ 9,360
Stock split				1-for-25,000
Convert par value (in Dollars per share)				$ 1
Converting shares				25,000
Converting per share (in Dollars per share)				$ 0.00004
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares	[1]					625,000,000		625,000,000
Common stock issued	[1]					19,876,500		12,500,000
Common stock outstanding	[1]					19,876,500		12,500,000
Shares par value (in Dollars per share)	[1]					$ 0.00004		$ 0.00004
Aggregate of ordinary shares				2,000,000
Class A Ordinary Shares [Member] | Agencia Cayman [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares				625,000,000			25,000
Common stock issued							500
Common stock outstanding							500
Shares par value (in Dollars per share)				$ 0.00004			$ 1
Aggregate of ordinary shares				464,000	116
Gross proceeds (in Dollars)					$ 1,085,644
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares	[1]					625,000,000		625,000,000
Common stock issued	[1]					14,500,000		12,500,000
Common stock outstanding	[1]					14,500,000		12,500,000
Shares par value (in Dollars per share)	[1]					$ 0.00004		$ 0.00004
Aggregate of ordinary shares				2,000,000
Class B Ordinary Shares [Member] | Agencia Cayman [Member]
Shareholders’ Equity [Line Items]
Authorized capital of ordinary shares				625,000,000			25,000
Common stock issued							500
Common stock outstanding							500
Shares par value (in Dollars per share)							$ 1
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Aggregate of ordinary shares			1,750,000
Gross proceeds (in Dollars)			$ 7,000,000
Ordinary shares per share (in Dollars per share)			$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Aggregate of ordinary shares		2,012,500
Gross proceeds (in Dollars)		$ 8,050,000.00
Option to purchase an additional shares		262,500
Net proceeds to the Company (in Dollars)		$ 5,220,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Stock Split. (Note 14).